BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Professional fee		$ 1,628	$ 1,361	$ 1,224
Purchasing of patent			12	30
Patents [Member]
Disclosure of transactions between related parties [line items]
Purchasing of patent			12	30
KeyOfficer [Member]
Disclosure of transactions between related parties [line items]
Professional fee		$ 450	$ 537	$ 691
Chief Executive Officer and Chief Medical Officer [Member]
Disclosure of transactions between related parties [line items]
One-time bonus payments	$ 120